UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23226

Listed Funds Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kacie G. Briody, President

Listed Funds Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 403-6135

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

(a)

Horizon Kinetics Blockchain Development ETF
BCDF (Principal U.S. Listing Exchange: NYSE Arca)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about Horizon Kinetics Blockchain Development ETF (the “Fund”) for the period of  January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://horizonkinetics.com/products/etf/bcdf/. You can also request this information by contacting us at 1-800-617-0004.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Horizon Kinetics Blockchain Development ETF	$42	0.85%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$21,615,733
Number of Holdings	35
Net Advisory Fee	$90,613
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(%)
Common Stocks	90.8%
Exchange Traded Funds	0.7%
Cash & Other	8.5%

Top 10 Issuers	(%)
Singapore Exchange Ltd.	8.0%
Urbana Corp.	7.1%
Cboe Global Markets, Inc.	6.6%
TMX Group Ltd.	5.2%
Deutsche Boerse AG	4.8%
Nasdaq, Inc.	4.5%
Japan Exchange Group, Inc.	4.5%
CACI International, Inc.	4.3%
Hawaiian Electric Industries, Inc.	4.2%
Intercontinental Exchange, Inc.	4.1%

Top Ten Countries	(%)
United States	52.7%
Canada	12.3%
Singapore	8.0%
Japan	5.8%
Germany	4.8%
Australia	3.1%
United Kingdom	2.3%
Netherlands	2.0%
New Zealand	0.5%
Cash & Other	8.5%
Material Fund Changes:
Effective July 6, 2026, Murray  Stahl no longer serves as Portfolio Manager of the Fund.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://horizonkinetics.com/products/etf/bcdf/.
Horizon Kinetics Blockchain Development ETF	PAGE 1	TSR-SAR-53656G209

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by your financial intermediary.
Horizon Kinetics Blockchain Development ETF	PAGE 2	TSR-SAR-53656G209

Horizon Kinetics Energy and Remediation ETF
NVIR (Principal U.S. Listing Exchange: NYSE Arca)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about Horizon Kinetics Energy and Remediation ETF (the “Fund”) for the period of  January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://horizonkinetics.com/products/etf/nvir/. You can also request this information by contacting us at 1-800-617-0004.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Horizon Kinetics Energy and Remediation ETF	$46	0.85%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$5,825,684
Number of Holdings	39
Net Advisory Fee	$22,676
Portfolio Turnover	6%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)
Energy	80.6%
Industrial	15.9%
Basic Materials	1.9%
Consumer, Non-cyclical	1.1%
Cash & Other	0.5%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	6.2%
CES Energy Solutions Corp.	5.9%
Williams Cos., Inc.	5.6%
WaterBridge Infrastructure LLC	5.3%
Enerflex Ltd.	4.2%
EQT Corp.	4.1%
Permian Basin Royalty Trust	4.0%
Cheniere Energy, Inc.	3.9%
Suncor Energy, Inc.	3.8%
Select Water Solutions, Inc.	3.4%
Material Fund Changes:
Effective July 6, 2026, James Davolos was added as a Portfolio Manager of the Fund.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://horizonkinetics.com/products/etf/nvir/.
Horizon Kinetics Energy and Remediation ETF	PAGE 1	TSR-SAR-53656G514

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by your financial intermediary.
Horizon Kinetics Energy and Remediation ETF	PAGE 2	TSR-SAR-53656G514

Horizon Kinetics Inflation Beneficiaries ETF
INFL (Principal U.S. Listing Exchange: NYSE Arca)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about Horizon Kinetics Inflation Beneficiaries ETF (the “Fund”) for the period of  January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://horizonkinetics.com/products/etf/infl/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Horizon Kinetics Inflation Beneficiaries ETF	$45	0.85%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$1,473,820,164
Number of Holdings	48
Net Advisory Fee	$6,268,750
Portfolio Turnover	7%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(%)
Common Stocks	97.2%
Cash & Other	2.8%

Top 10 Issuers	(%)
Landbridge Co. LLC	6.9%
WaterBridge Infrastructure LLC	5.8%
Wheaton Precious Metals Corp.	5.5%
Texas Pacific Land Corp.	5.1%
PrairieSky Royalty Ltd.	4.8%
Franco-Nevada Corp.	4.7%
Viper Energy, Inc.	4.3%
Cameco Corp.	4.2%
Singapore Exchange Ltd.	3.8%
Intercontinental Exchange, Inc.	3.7%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://horizonkinetics.com/products/etf/infl/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by your financial intermediary.
Horizon Kinetics Inflation Beneficiaries ETF	PAGE 1	TSR-SAR-53656F623

Horizon Kinetics Japan Owner Operator ETF
JAPN (Principal U.S. Listing Exchange: NASDAQ)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about Horizon Kinetics Japan Owner Operator ETF (the “Fund”) for the period of  January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://horizonkinetics.com/products/etf/japn/. You can also request this information by contacting us at 1-800-617-0004.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Horizon Kinetics Japan Owner Operator ETF	$40	0.85%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$23,170,861
Number of Holdings	33
Net Advisory Fee	$100,978
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)
Consumer, Cyclical	25.8%
Technology	18.8%
Industrial	17.8%
Consumer, Non-cyclical	16.5%
Communications	13.0%
Utilities	3.9%
Cash & Other	4.2%

Top 10 Issuers	(%)
Furuno Electric Co. Ltd.	8.7%
Japan Elevator Service Holdings Co. Ltd.	4.9%
Finatext Holdings Ltd.	4.7%
Resorttrust, Inc.	4.5%
M&A Capital Partners Co. Ltd.	4.4%
Furyu Corp.	4.3%
Hikari Tsushin, Inc.	3.9%
ULS Group, Inc.	3.8%
Kotobuki Spirits Co. Ltd.	3.8%
Pan Pacific International Holdings Corp.	3.6%
Geographic Breakdown (%)
Material Fund Changes:
Effective July 6, 2026, Murray Stahl no longer serves as Portfolio Manager of the Fund, and Peter Doyle was added as a Portfolio Manager of the Fund.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://horizonkinetics.com/products/etf/japn/.
Horizon Kinetics Japan Owner Operator ETF	PAGE 1	TSR-SAR-53656H835

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by your financial intermediary.
Horizon Kinetics Japan Owner Operator ETF	PAGE 2	TSR-SAR-53656H835

Horizon Kinetics Medical ETF
MEDX (Principal U.S. Listing Exchange: NASDAQ)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about Horizon Kinetics Medical ETF (the “Fund”) for the period of  January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://horizonkinetics.com/products/etf/medx/. You can also request this information by contacting us at 1-800-617-0004.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Horizon Kinetics Medical ETF	$44	0.85%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$19,077,053
Number of Holdings	32
Net Advisory Fee	$78,530
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)
Consumer, Non-cyclical	92.6%
Cash & Other	7.4%

Top 10 Issuers	(%)
Eli Lilly & Co.	18.5%
AbbVie, Inc.	8.9%
Novartis AG	6.9%
Johnson & Johnson	5.6%
Alkermes PLC	5.5%
AstraZeneca PLC	5.0%
Ionis Pharmaceuticals, Inc.	4.5%
Bristol-Myers Squibb Co.	4.4%
Merck & Co., Inc.	4.0%
Amgen, Inc.	3.9%
Material Fund Changes:
Effective July 6, 2026, Murray Stahl no longer serves as Portfolio Manager of the Fund, and both James Davolos and Brandon Colavita were added as Portfolio Managers.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://horizonkinetics.com/products/etf/medx/.
Horizon Kinetics Medical ETF	PAGE 1	TSR-SAR-53656G563

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by your financial intermediary.
Horizon Kinetics Medical ETF	PAGE 2	TSR-SAR-53656G563

Horizon Kinetics SPAC Active ETF
SPAQ (Principal U.S. Listing Exchange: NASDAQ)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about Horizon Kinetics SPAC Active ETF (the “Fund”) for the period of  January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://horizonkinetics.com/products/etf/spaq/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Horizon Kinetics SPAC Active ETF	$43	0.85%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$10,086,585
Number of Holdings	59
Net Advisory Fee	$41,804
Portfolio Turnover	57%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)
Special Purpose Acquisition Companies (SPACs)	98.2%
Cash & Other	1.8%

Top 10 Issuers	(%)
Oaktree Acquisition Corp. III Life Sciences	5.3%
NewHold Investment Corp. IV	4.6%
Evolution Global Acquisition Corp.	4.2%
Wen Acquisition Corp.	4.2%
Metals Acquisition Corp. II	4.2%
Space Asset Acquisition Corp.	4.2%
Willow Lane Acquisition Corp. II	4.1%
OTG Acquisition Corp. I	4.1%
Kensington Capital Acquisition Corp. VI	4.1%
Cantor Equity Partners V, Inc.	4.1%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://horizonkinetics.com/products/etf/spaq/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by your financial intermediary.
Horizon Kinetics SPAC Active ETF	PAGE 1	TSR-SAR-53656G555

Horizon Kinetics Texas ETF
TEXX (Principal U.S. Listing Exchange: NASDAQ)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about Horizon Kinetics Texas ETF (the “Fund”) for the period of  January 21, 2026 to June 30, 2026. You can find additional information about the Fund at https://horizonkinetics.com/products/etf/texx/. You can also request this information by contacting us at 1-800-617-0004.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment**
Horizon Kinetics Texas ETF	$40	0.85%
**	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$2,876,071
Number of Holdings	32
Net Advisory Fee	$9,857
Portfolio Turnover	1%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)
Energy	62.2%
Consumer, Cyclical	8.2%
Utilities	8.1%
Consumer, Non-cyclical	6.8%
Industrial	3.2%
Basic Materials	2.2%
Financial	2.1%
Cash & Other	7.2%

Top 10 Issuers	(%)
Landbridge Co. LLC	7.2%
Permian Basin Royalty Trust	7.0%
Texas Pacific Land Corp.	5.2%
Diamondback Energy, Inc.	4.1%
WaterBridge Infrastructure LLC	4.1%
Quanta Services, Inc.	4.0%
SLB Ltd.	3.5%
Fluor Corp.	3.2%
EOG Resources, Inc.	3.2%
Plains All American Pipeline LP	3.1%
Material Fund Changes:
Effective July 6, 2026, James Davolos was added as a Portfolio Manager of the Fund.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://horizonkinetics.com/products/etf/texx/.
Horizon Kinetics Texas ETF	PAGE 1	TSR-SAR-53656H728

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by your financial intermediary.
Horizon Kinetics Texas ETF	PAGE 2	TSR-SAR-53656H728

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable for semi-annual reports.

(b) Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Horizon Kinetics ETFs
Horizon Kinetics Blockchain Development ETF (BCDF)
Horizon Kinetics Energy and Remediation ETF (NVIR)
Horizon Kinetics Inflation Beneficiaries ETF (INFL)
Horizon Kinetics Japan Owner Operator ETF (JAPN)
Horizon Kinetics Medical ETF (MEDX)
Horizon Kinetics SPAC Active ETF (SPAQ)
Horizon Kinetics Texas ETF (TEXX)
Semi-Annual Financial Statements and Additional Information
June 30, 2026 (Unaudited)

TABLE OF CONTENTS (Unaudited)

HORIZON KINETICS BLOCKCHAIN DEVELOPMENT ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 90.8%
Capital Markets - 14.0%
Bakkt, Inc.(a)(b)	15,596	$121,805
Circle Internet Group, Inc.(a)	232	14,530
Galaxy Digital, Inc. - Class A(a)	31,691	866,432
MarketAxess Holdings, Inc.	2,206	250,359
OTC Markets Group, Inc. - Class A	9,486	488,529
Tradeweb Markets, Inc. - Class A	5,283	526,504
WisdomTree, Inc.	45,360	768,398
		3,036,557
Computer Services - 7.5%
CACI International, Inc. - Class A(a)	2,018	934,859
Science Applications International Corp.	6,183	682,665
		1,617,524
Consulting Services - 0.3%
Booz Allen Hamilton Holding Corp.	1,117	67,768
Data Processing-Management - 1.3%
Broadridge Financial Solutions, Inc.	2,059	281,980
Electric-Integrated - 4.2%
Hawaiian Electric Industries, Inc.(a)	67,752	916,685
Global Exchanges - 49.0%(c)
ASX Ltd.	17,893	660,968
Cboe Global Markets, Inc.	5,858	1,421,561
Deutsche Boerse AG	3,803	1,038,297
Euronext NV(d)	1,815	290,513
Euronext NV	977	156,381
Intercontinental Exchange, Inc.	7,193	885,530
Japan Exchange Group, Inc.	76,908	967,709
London Stock Exchange Group PLC	4,674	506,333
Miami International Holdings, Inc.(a)	19,705	732,238
Nasdaq, Inc.	12,412	978,314
NZX Ltd.	124,280	99,682
Singapore Exchange Ltd.	93,250	1,736,024
Tel Aviv Stock Exchange Ltd.	116	4,808
TMX Group Ltd.	34,313	1,122,927
		10,601,285
Investment Companies - 7.1%
IREN Ltd.(a)	232	10,609
Urbana Corp. - Class A	261,526	1,529,985
		1,540,594
Medical-Biomedical-Genetics - 0.0%(e)
Canton Strategic Holdings, Inc.(a)	428	1,207
Motion Pictures & Services - 1.3%
IG Port, Inc.	17,056	137,057
Toei Animation Co. Ltd.	9,204	137,840
		274,897

	Shares	Value
Oil Companies - Exploration & Production - 4.1%
Landbridge Co. LLC - Class A	11,092	$878,930
REITS - Diversified - 0.1%
Fermi, Inc.(a)	1,966	18,008
Securities & Commodities Exchanges - 1.9%
CME Group, Inc.	1,834	405,002
TOTAL COMMON STOCKS (Cost $16,767,605)		19,640,437
EXCHANGE TRADED FUNDS - 0.7%
Grayscale Bitcoin Mini Trust ETF(a)	5,644	146,462
TOTAL EXCHANGE TRADED FUNDS (Cost $281,985)		146,462
TOTAL INVESTMENTS - 91.5% (Cost $17,049,590)		$19,786,899
Money Market Deposit Account - 9.1%(f)(g)		1,958,440
Liabilities in Excess of Other Assets - (0.6)%		(129,606)
TOTAL NET ASSETS - 100.0%		$21,615,733

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $118,150.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $290,513 or 1.3% of the Fund’s net assets.

(e)	Represents less than 0.05% of net assets.
(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026, was 3.49%.

(g)
All or a portion of this deposit account was purchased using proceeds from securities lending. The fair value of this deposit held from securities lending as of June 30, 2026, is $128,588 which represented 0.6% of net assets.

The accompanying notes are an integral part of these financial statements.

1

HORIZON KINETICS BLOCKCHAIN DEVELOPMENT ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$19,484,056	$156,381	$—	$19,640,437
Exchange Traded Funds	146,462	—	—	146,462
Total Investments	$19,630,518	$156,381	$—	$19,786,899

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings by Country as of June 30, 2026
(% of Net Assets)
United States	$11,387,766	52.7%
Canada	2,652,912	12.3
Singapore	1,736,024	8.0
Japan	1,242,606	5.8
Germany	1,038,297	4.8
Australia	671,577	3.1
United Kingdom	506,333	2.3
Netherlands	446,894	2.0
New Zealand	99,682	0.5
Israel	4,808	0.0(a)
Other Assets in Excess of Other Assets	1,828,834	8.5
	$21,615,733	100.0%

(a)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

2

HORIZON KINETICS ENERGY AND REMEDIATION ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.5%
Chemicals-Specialty - 1.9%
Ecolab, Inc.	396	$110,330
Diagnostic Kits - 1.1%
IDEXX Laboratories, Inc.(a)	126	66,331
Electronic Measuring Instruments - 3.0%
Badger Meter, Inc.	528	78,345
Itron, Inc.(a)	1,104	95,529
		173,874
Engineering-Research & Development Services - 1.5%
Fluor Corp.(a)	1,716	89,901
Machinery-Electrical - 1.2%
Franklin Electric Co., Inc.	666	71,389
Machinery-General Industrial - 1.1%
IDEX Corp.	276	62,638
Machinery-Pumps - 5.9%
Flowserve Corp.	1,794	133,043
Watts Water Technologies, Inc. - Class A	354	138,573
Xylem, Inc.	600	70,926
		342,542
Oil Companies - Exploration & Production - 18.8%
ConocoPhillips	1,320	137,227
Diamondback Energy, Inc.	1,020	179,295
EOG Resources, Inc.	1,164	151,006
EQT Corp.	4,446	236,394
Expand Energy Corp.	1,710	155,935
Occidental Petroleum Corp.	2,286	111,031
WhiteHawk Minerals Corp. - Class A(a)	4,490	124,912
		1,095,800
Oil Companies-Integrated - 7.0%
Exxon Mobil Corp.	1,342	183,478
Suncor Energy, Inc.	4,158	223,202
		406,680
Oil-Field Services - 29.2%(b)
Calfrac Well Services Ltd.(a)	14,322	65,010
CES Energy Solutions Corp.	29,646	346,244
Enerflex Ltd.(c)	9,990	244,855
Liberty Energy, Inc.	4,158	108,898
Select Water Solutions, Inc.	10,000	199,800
SLB Ltd.	2,538	117,992
TETRA Technologies, Inc.(a)	16,320	184,906
Trican Well Service Ltd.	26,898	127,404
WaterBridge Infrastructure LLC - Class A	9,000	308,430
		1,703,539

	Shares	Value
Oil-US Royalty Trusts - 16.1%
EagleRock Land LLC - Class A(a)	3,340	$70,975
Permian Basin Royalty Trust	9,312	233,172
PrairieSky Royalty Ltd.	8,346	186,715
Sabine Royalty Trust	591	43,261
San Juan Basin Royalty Trust(a)	13,179	42,305
Texas Pacific Land Corp.	828	362,366
		938,794
Pipelines - 9.5%
Cheniere Energy, Inc.	942	225,148
Williams Cos., Inc.	4,386	326,055
		551,203
Water Treatment Systems - 3.2%
Energy Recovery, Inc.(a)	2,928	26,411
Pentair PLC	1,134	86,932
Veralto Corp.	799	70,855
		184,198
TOTAL COMMON STOCKS (Cost $4,331,241)		5,797,219
TOTAL INVESTMENTS - 99.5% (Cost $4,331,241)		$5,797,219
Money Market Deposit Account - 4.0%(d)(e)		234,444
Liabilities in Excess of Other Assets - (3.5)%		(205,979)
TOTAL NET ASSETS - 100.0%		$5,825,684

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $196,080.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026, was 3.49%.

(e)
All or a portion of this deposit account was purchased using proceeds from securities lending. The fair value of this deposit held from securities lending as of June 30, 2026, is $208,000 which represented 3.6% of net assets.

The accompanying notes are an integral part of these financial statements.

3

HORIZON KINETICS ENERGY AND REMEDIATION ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$5,797,219	$—	$—	$5,797,219
Total Investments	$5,797,219	$—	$—	$5,797,219

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings by Country as of June 30, 2026
(% of Net Assets)
United States	$4,516,857	77.6%
Canada	1,193,430	20.4
United Kingdom	86,932	1.5
Other Assets in Excess of Other Assets	28,465	0.5
	$5,825,684	100.0%

The accompanying notes are an integral part of these financial statements.

4

HORIZON KINETICS INFLATION BENEFICIARIES ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.2%
Agricultural Operations - 3.4%
Bunge Global SA	239,560	$25,568,239
Tejon Ranch Co.(a)	680,386	12,723,218
Wilmar International Ltd.	4,406,648	12,298,890
		50,590,347
Capital Markets - 0.5%
Tradeweb Markets, Inc. - Class A	80,732	8,045,751
Distribution/Wholesale - 0.6%
RB Global, Inc.	79,414	9,247,760
Electric-Integrated - 3.1%
Hawaiian Electric Industries, Inc.(a)	3,358,274	45,437,447
Global Exchanges - 16.3%
Deutsche Boerse AG	141,750	38,700,638
Intercontinental Exchange, Inc.	442,552	54,482,577
Japan Exchange Group, Inc.	1,654,622	20,819,578
London Stock Exchange Group PLC	53,697	5,816,985
Miami International Holdings, Inc.(a)	946,258	35,162,947
Singapore Exchange Ltd.	2,972,070	55,330,663
TMX Group Ltd.	922,106	30,176,833
		240,490,221
Insurance Brokers - 1.5%
Marsh & McLennan Cos., Inc.	131,968	21,995,107
Investment Management-Advisor Services - 2.4%
Brookfield Corp.	347,200	14,787,248
Sprott, Inc.(b)	179,474	20,163,904
		34,951,152
Medical-Biomedical-Genetics - 1.2%
Royalty Pharma PLC - Class A	326,305	18,295,921
Metal-Diversified - 8.3%
Altius Minerals Corp.	402,933	18,040,038
Cameco Corp.	606,171	61,744,578
Deterra Royalties Ltd.	4,533,048	14,760,309
Glencore PLC	4,177,006	28,484,627
		123,029,552
Metal-Iron - 1.1%
Labrador Iron Ore Royalty Corp.	287,068	5,645,249
Mesabi Trust	393,971	9,967,466
		15,612,715
Mining Services - 0.3%
Evolve Royalties Ltd.(a)	1,781,250	3,703,744
Motion Pictures & Services - 0.3%
IG Port, Inc.	320,000	2,571,420
Toei Animation Co. Ltd.	150,799	2,258,389
		4,829,809

	Shares	Value
Oil Companies - Exploration & Production - 11.6%
Dorchester Minerals LP	177,106	$4,471,927
Landbridge Co. LLC - Class A	1,285,033	101,826,015
Topaz Energy Corp.	1,522,860	31,965,301
WhiteHawk Minerals Corp. - Class A(a)	1,162,453	32,339,442
		170,602,685
Oil-Field Services - 5.8%
WaterBridge Infrastructure LLC - Class A	2,493,673	85,458,174
Oil-US Royalty Trusts - 19.6%
EagleRock Land LLC - Class A(a)(b)	1,280,703	27,214,939
Permian Basin Royalty Trust	1,701,245	42,599,175
PrairieSky Royalty Ltd.	3,159,547	70,684,773
Sabine Royalty Trust	85,201	6,236,713
San Juan Basin Royalty Trust(a)	1,283,345	4,119,537
Texas Pacific Land Corp.	170,376	74,563,353
Viper Energy, Inc. - Class A	1,480,933	62,791,559
		288,210,049
Pipelines - 2.6%
Cheniere Energy, Inc.	157,326	37,602,487
Precious Metals - 14.7%
Franco-Nevada Corp.	333,470	69,508,487
Metalla Royalty & Streaming Ltd.(a)	390,000	2,967,900
OR Royalties, Inc.	1,641,082	51,907,424
Triple Flag Precious Metals Corp.	395,292	11,846,901
Wheaton Precious Metals Corp.	716,703	80,500,081
		216,730,793
Real Estate Operations-Development - 1.2%
St Joe Co.	284,396	17,811,721
REITS - Diversified - 0.1%
Fermi, Inc.(a)	65,897	603,617
Securities & Commodities Exchanges - 2.2%
CME Group, Inc.	149,438	33,000,394
Transport-Marine - 0.4%
Clarkson PLC	109,633	6,061,944
TOTAL COMMON STOCKS (Cost $1,115,008,578)		1,432,311,390
TOTAL INVESTMENTS - 97.2% (Cost $1,115,008,578)		$1,432,311,390
Money Market Deposit Account - 3.0%(c)(d)		44,933,075
Liabilities in Excess of Other Assets - (0.2)%		(3,424,301)
TOTAL NET ASSETS - 100.0%		$1,473,820,164

The accompanying notes are an integral part of these financial statements.

5

HORIZON KINETICS INFLATION BENEFICIARIES ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)
Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $3,863,455.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026 was 3.49%.

(d)
All or a portion of this deposit account was purchased using proceeds from securities lending. The fair value of this deposit held from securities lending as of June 30, 2026 is $3,976,400 which represented 0.3% of net assets.

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,428,607,646	$3,703,744	$—	$1,432,311,390
Total Investments	$1,428,607,646	$3,703,744	$—	$1,432,311,390

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings by Country as of June 30, 2026
(% of Net Assets)
United States	$771,565,486	52.4%
Canada	473,642,461	32.2
Singapore	67,629,553	4.6
Germany	38,700,638	2.6
Switzerland	28,484,627	1.9
Japan	25,649,387	1.7
Australia	14,760,309	1.0
United Kingdom	11,878,929	0.8
Other Assets in Excess of Other Assets	41,508,774	2.8
	$1,473,820,164	100.0%

The accompanying notes are an integral part of these financial statements.

6

HORIZON KINETICS JAPAN OWNER OPERATOR ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.8%
Advertising - 2.5%
Starts Publishing Corp.	28,700	$576,561
Commercial Services - 10.9%
KeePer Technical Laboratory Co. Ltd.	41,000	685,162
Net Protections Holdings, Inc.(a)	133,200	281,111
OBIC Business Consultants Co. Ltd.	16,400	613,720
Sanrio Co. Ltd.	61,500	416,244
Tsuburaya Fields Holdings, Inc.	61,500	525,224
		2,521,461
Computers - 9.0%
Digital Garage, Inc.	15,200	177,509
Finatext Holdings Ltd.(a)	131,200	1,097,874
Internet Initiative Japan, Inc.	41,000	806,503
		2,081,886
Electric - 3.4%
Oro Co. Ltd.	65,600	788,290
Electronics - 4.7%
Smaregi, Inc.	13,000	216,047
ULS Group, Inc.	287,000	888,238
		1,104,285
Entertainment - 5.4%
M&A Capital Partners Co. Ltd.	48,100	1,010,685
U-Next Holdings Co. Ltd.	24,600	249,443
		1,260,128
Food - 1.6%
Ceres, Inc.	28,700	369,246
Internet - 7.7%
Hikari Tsushin, Inc.	4,100	895,554
Macnica Holdings, Inc.	20,500	396,567
Sega Sammy Holdings, Inc.	36,900	501,195
		1,793,316
Leisure Time - 3.8%
Kotobuki Spirits Co. Ltd.	57,400	879,056
Lodging - 4.5%
Resorttrust, Inc.	98,400	1,053,172
Machinery-Diversified - 12.1%
Furuno Electric Co. Ltd.	57,400	2,009,574
Visional, Inc.(a)	16,400	786,272
		2,795,846
Media - 2.0%
M3, Inc.	41,000	457,868
Retail - 7.7%
Japan Elevator Service Holdings Co. Ltd.	106,600	1,140,608
Yonex Co. Ltd.	45,100	641,293
		1,781,901

	Shares	Value
Semiconductor Equipment - 3.8%
Rorze Corp.	10,000	$297,801
Towa Corp.	28,200	579,529
		877,330
Software - 12.9%
AlphaPolis Co. Ltd.	90,200	535,567
Furyu Corp.	118,900	997,875
IG Port, Inc.	77,900	625,980
Pan Pacific International Holdings Corp.	164,000	830,469
		2,989,891
Toys/Games/Hobbies - 3.8%
Tomy Co. Ltd.	12,300	241,118
Transaction Co. Ltd.	73,800	636,626
		877,744
TOTAL COMMON STOCKS (Cost $27,295,985)		22,207,981
TOTAL INVESTMENTS - 95.8% (Cost $27,295,985)		$22,207,981
Money Market Deposit Account - 3.9%(b)		908,983
Other Assets in Excess of Liabilities - 0.3%		53,897
TOTAL NET ASSETS - 100.0%		$23,170,861

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026, was 3.49%.

The accompanying notes are an integral part of these financial statements.

7

HORIZON KINETICS JAPAN OWNER OPERATOR ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$22,207,981	$—	$—	$22,207,981
Total Investments	$22,207,981	$—	$—	$22,207,981

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings by Country as of June 30, 2026
(% of Net Assets)
Japan*	$22,207,981	95.8%
Other Assets in Excess of Liabilities	962,880	4.2
	$23,170,861	100.0%

*	To the extent that the Fund invests more heavily in particular countries, its performance will be especially sensitive to developments that significantly affect those countries.
The accompanying notes are an integral part of these financial statements.

8

HORIZON KINETICS MEDICAL ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 92.6%
Cosmetics & Toiletries - 0.6%
Haleon PLC - ADR	12,309	$114,843
Diagnostic Equipment - 0.1%
Pacific Biosciences of California, Inc.(a)	10,068	16,914
Medical Imaging Systems - 0.3%
GE HealthCare Technologies, Inc.	840	53,768
Medical-Biomedical-Genetics - 24.5%
Allogene Therapeutics, Inc.(a)	16,776	34,894
Alnylam Pharmaceuticals, Inc.(a)	2,168	652,633
Amgen, Inc.	2,062	746,692
Beam Therapeutics, Inc.(a)	8,388	287,876
Bicycle Therapeutics PLC - ADR(a)	12,584	53,356
Biogen, Inc.(a)	2,726	588,980
CRISPR Therapeutics AG(a)	9,228	503,295
Decoy Therapeutics, Inc.(a)	21	149
Editas Medicine, Inc.(a)	27,680	89,683
Intellia Therapeutics, Inc.(a)	12,584	212,921
Ionis Pharmaceuticals, Inc.(a)	10,904	864,578
Lantern Pharma, Inc.(a)	25,164	104,934
Regeneron Pharmaceuticals, Inc.	630	392,830
Replimune Group, Inc.(a)	12,584	139,305
		4,672,126
Medical-Drugs - 66.1%(b)
AbbVie, Inc.	6,712	1,689,008
Alkermes PLC(a)	20,132	1,054,816
AstraZeneca PLC	5,015	950,944
Bristol-Myers Squibb Co.	14,644	843,787
Eli Lilly & Co.	2,936	3,521,527
Galectin Therapeutics, Inc.(a)(c)	46,968	217,932
GSK PLC - ADR	9,846	516,127
Johnson & Johnson	4,200	1,066,674
Merck & Co., Inc.	5,872	754,552
Novartis AG - ADR	8,388	1,314,567
Pfizer, Inc.	22,648	545,364
Vanda Pharmaceuticals, Inc.(a)	22,648	138,606
		12,613,904
Medical-Generic Drugs - 1.0%
Sandoz Group AG - ADR(c)	1,680	152,023
Viatris, Inc.	3,122	49,578
		201,601
TOTAL COMMON STOCKS (Cost $8,760,849)		17,673,156

	Shares	Value
RIGHTS - 0.0% (d)
Medical-Biomedical-Genetics - 0.0%(d)
Pathos AI, Inc., Expires 01/29/2027, Exercise Price $1.00(a)(e)	23,992	$0
TOTAL RIGHTS (Cost $0)		0
TOTAL INVESTMENTS - 92.6% (Cost $8,760,849)		$17,673,156
Money Market Deposit Account - 9.2%(f)(g)		1,752,681
Liabilities in Excess of Other Assets - (1.8)%		(348,784)
TOTAL NET ASSETS - 100.0%		$19,077,053

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $338,568.
(d)	Represents less than 0.05% of net assets.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of June 30, 2026.

(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026, was 3.49%.

(g)
All or a portion of this deposit account was purchased using proceeds from securities lending. The fair value of this deposit held from securities lending as of June 30, 2026, is $368,511 which represented 1.9% of net assets.

The accompanying notes are an integral part of these financial statements.

9

HORIZON KINETICS MEDICAL ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$17,673,156	$—	$—	$17,673,156
Rights	—	—	0(a)	0(a)
Total Investments	$17,673,156	$—	$0(a)	$17,673,156

(a)	The Fund held a Level 3 security at the end of the period valued at $0. The security classified as Level 3 is deemed immaterial and did not warrant a disclosure of significant unobservable inputs
Refer to the Schedule of Investments for further disaggregation of investment categories. .

Allocation of Portfolio Holdings by Country as of June 30, 2026
(% of Net Assets)
United States	$13,013,185	68.2%
Switzerland	1,969,885	10.3
United Kingdom	1,635,270	8.6
Ireland	1,054,816	5.5
Other Assets in Excess of Other Assets	1,403,897	7.4
	$19,077,053	100.0%

The accompanying notes are an integral part of these financial statements.

10

HORIZON KINETICS SPAC ACTIVE ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) - 97.4%
AI Infrastructure Acquisition Corp. - Class A(a)	30,000	$306,900
Aldabra 4 Liquidity Opportunity Vehicle, Inc. - Class A(a)	39,999	397,590
Aldel Financial II, Inc.(a)	30,000	320,550
BTC Development Corp. - Class A(a)	25,164	253,150
Cantor Equity Partners V, Inc. - Class A(a)	40,000	412,500
Crane Harbor Acquisition Corp. II - Class A(a)	36,191	366,977
Daedalus Special Acquisition Corp. - Class A(a)	40,000	403,600
Dynamix Corp.(a)	37,000	399,230
Evolution Global Acquisition Corp. - Class A(a)	41,750	418,961
Hennessy Capital Investment Corp. VIII - Class A(a)	40,000	397,200
Inflection Point Acquisition Corp. VI - Class A(a)	21,298	220,221
Jackson Acquisition Co. II - Class A(a)	23,288	247,784
Kensington Capital Acquisition Corp. VI(a)	40,000	402,800
M Evo Global Acquisition Corp. II - Class A(a)	40,000	396,800
Metals Acquisition Corp. II - Class A(a)	39,999	405,990
NewHold Investment Corp. III - Class A(a)	13,308	144,924
NewHold Investment Corp. IV(a)	45,000	459,450
Oaktree Acquisition Corp. III Life Sciences(a)	50,006	535,564
OTG Acquisition Corp. I - Class A(a)	40,000	406,400
Oyster Enterprises II Acquisition Corp. - Class A(a)	30,000	309,300
RRE Ventures Acquisition Corp.(a)	40,000	404,400
Space Asset Acquisition Corp. - Class A(a)	39,999	406,390
Spartacus Acquisition Corp. II - Class A(a)	39,999	399,990
Titan Acquisition Corp. - Class A(a)	21,392	222,691
Wen Acquisition Corp. - Class A(a)	41,043	422,333
Willow Lane Acquisition Corp. II - Class A(a)	40,000	408,800
Yorkville International Capital Corp.(a)	35,000	351,750
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) (Cost $9,517,429)		9,822,245
	Contracts
WARRANTS - 1.7%
Aldabra 4 Liquidity Opportunity Vehicle, Inc., Expires 02/17/2031, Exercise Price $11.50(a)	13,333	6,400
Aldel Financial II, Inc., Expires 10/10/2029, Exercise Price $11.50(a)	25,512	8,675
Apex Treasury Corp., Expires 11/17/2030, Exercise Price $11.50(a)	28,500	9,262
Blue Water Acquisition Corp. III, Expires 12/31/2026, Exercise Price $11.50(a)	8,491	3,508

	Shares	Value
BTC Development Corp., Expires 08/19/2030, Exercise Price $11.50(a)	6,291	$2,925
Centurion Acquisition Corp., Expires 08/01/2029, Exercise Price $11.50(a)	25,003	7,241
Daedalus Special Acquisition Corp., Expires 09/17/2030, Exercise Price $11.50(a)	13,000	8,310
Evolution Global Acquisition Corp., Expires 11/07/2030, Exercise Price $11.50(a)	20,875	8,820
Inflection Point Acquisition Corp. VI, Expires 05/15/2031, Exercise Price $11.50(a)	7,166	13,329
Kensington Capital Acquisition Corp. VI, Expires 02/10/2031, Exercise Price $11.50(a)	10,000	11,500
Launch Two Acquisition Corp., Expires 11/26/2029, Exercise Price $11.50(a)	11,307	3,901
Lionheart Holdings, Expires 08/09/2029, Exercise Price $11.50(a)	10,001	3,970
M Evo Global Acquisition Corp. II, Expires 02/19/2031, Exercise Price $11.50(a)	20,000	7,920
Metals Acquisition Corp. II, Expires 06/30/2033, Exercise Price $11.50(a)	13,333	14,666
OTG Acquisition Corp. I, Expires 10/22/2030, Exercise Price $11.50(a)	25,188	10,453
Roman DBDR Acquisition Corp. II, Expires 02/03/2030, Exercise Price $11.50(a)	22,858	4,572
Silverbox Corp. IV, Expires 09/24/2029, Exercise Price $11.50(a)	15,622	2,499
Space Asset Acquisition Corp., Expires 03/31/2033, Exercise Price $11.50(a)	13,333	12,400
Spartacus Acquisition Corp. II, Expires 12/13/2031, Exercise Price $11.50(a)	13,333	6,966
Titan Acquisition Corp., Expires 06/02/2030, Exercise Price $11.50(a)	11,196	8,000
Wen Acquisition Corp., Expires 05/15/2031, Exercise Price $11.50(a)	7,701	2,772
Willow Lane Acquisition Corp. II, Expires 02/13/2031, Exercise Price $11.50(a)	10,000	9,140
TOTAL WARRANTS (Cost $119,853)		167,229
	Shares
RIGHTS - 0.8%
AI Infrastructure Acquisition Corp., Expires 02/21/2030, Exercise Price $0.00(a)	63,234	14,544
Axiom Intelligence Acquisition Corp. 1, Expires 06/10/2030, Exercise Price $10.00(a)	30,729	11,400
Black Hawk Acquisition Corp., Expires 12/22/2026, Exercise Price $10.00(a)	2,857	4,400
Crane Harbor Acquisition Corp. II, Expires 12/09/2030, Exercise Price $0.00(a)	36,191	8,136
Fifth Era Acquisition Corp. I, Expires 02/21/2030, Exercise Price $0.00(a)	37,549	13,135

The accompanying notes are an integral part of these financial statements.

11

HORIZON KINETICS SPAC ACTIVE ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
RIGHTS - (Continued)
Hennessy Capital Investment Corp. VIII, Expires 02/02/2031, Exercise Price $10.00(a)	40,000	$6,440
Indigo Acquisition Corp., Expires 04/02/2027, Exercise Price $10.00(a)	44,021	5,502
Jackson Acquisition Co. II, Expires 12/11/2026, Exercise Price $10.00(a)	46,288	7,642
Oyster Enterprises II Acquisition Corp., Expires 05/22/2030, Exercise Price $10.00(a)	42,871	5,790
Sizzle Acquisition Corp. II, Expires 04/02/2030, Exercise Price $10.00(a)	30,281	5,781
TOTAL RIGHTS (Cost $75,827)		82,770
TOTAL INVESTMENTS - 99.9% (Cost $9,713,109)		$10,072,244
Money Market Deposit Account - 0.2%(b)		21,028
Liabilities in Excess of Other Assets - (0.1)%		(6,687)
TOTAL NET ASSETS - 100.0%		$10,086,585

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026, was 3.49%.

	Level 1	Level 2	Level 3	Total
Investments:
Special Purpose Acquisition Companies (SPACs)	$8,596,084	$1,226,161	$—	$9,822,245
Warrants	96,340	70,889	—	167,229
Rights	43,511	39,259	—	82,770
Total Investments	$8,735,935	$1,336,309	$—	$10,072,244

Allocation of Portfolio Holdings by Country as of June 30, 2026
(% of Net Assets)
United States	$8,833,719	87.7%
Cayman Islands	823,525	8.1
United Kingdom	415,000	4.1
Other Assets in Excess of Other Assets	14,341	0.1
	$10,086,585	100.0%

The accompanying notes are an integral part of these financial statements.

12

HORIZON KINETICS TEXAS ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 92.8%
Building-Residential/Commercial - 7.8%
DR Horton, Inc.	488	$79,486
Green Brick Partners, Inc.(a)	704	56,348
LGI Homes, Inc.(a)	1,396	88,897
		224,731
Commercial Services - 4.0%
Quanta Services, Inc.	160	115,206
Consumer Products-Miscellaneous - 2.8%
Kimberly-Clark Corp.	736	80,791
Distribution/Wholesale - 0.4%
Copart, Inc.(a)	400	11,276
Electric-Integrated - 2.9%
CenterPoint Energy, Inc.	1,908	84,028
Engineering-Research & Development Services - 3.2%
Fluor Corp.(a)	1,744	91,368
Independent Power Producer - 5.2%
NRG Energy, Inc.	500	73,030
Vistra Corp.	476	75,508
		148,538
Investment Management-Advisor Services - 1.7%
TPG, Inc.	1,192	48,336
Oil Companies - Exploration & Production - 20.3%
ConocoPhillips	784	81,504
Diamondback Energy, Inc.	672	118,124
EOG Resources, Inc.	704	91,330
Landbridge Co. LLC - Class A	2,620	207,609
Occidental Petroleum Corp.	1,772	86,066
		584,633
Oil Companies-Integrated - 5.6%
Chevron Corp.	472	78,239
Exxon Mobil Corp.	600	82,032
		160,271
Oil-Field Services - 7.6%
SLB Ltd.	2,152	100,046
WaterBridge Infrastructure LLC - Class A	3,424	117,341
		217,387
Oil-US Royalty Trusts - 16.5%
Cross Timbers Royalty Trust	160	1,446
EagleRock Land LLC - Class A(a)	2,000	42,500
Permian Basin Royalty Trust	8,000	200,320
Sabine Royalty Trust	1,100	80,520
Texas Pacific Land Corp.	345	150,986
		475,772

	Shares	Value
Pipelines - 12.2%
Cheniere Energy, Inc.	48	$11,472
Energy Transfer LP	4,300	82,216
Enterprise Products Partners LP	2,288	84,107
Kinder Morgan, Inc.	2,680	85,680
Plains All American Pipeline LP	4,000	89,040
		352,515
REITS - Diversified - 0.4%
Fermi, Inc.(a)	1,200	10,992
Steel-Producers - 2.2%
Commercial Metals Co.	1,000	62,750
TOTAL COMMON STOCKS (Cost $2,554,178)		2,668,594
TOTAL INVESTMENTS - 92.8% (Cost $2,554,178)		$2,668,594
Money Market Deposit Account - 7.2%(b)		206,640
Other Assets in Excess of Liabilities - 0.0%(c)		837
TOTAL NET ASSETS - 100.0%		$2,876,071

Percentages are stated as a percent of net assets.
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026 was 3.49%.

(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

13

HORIZON KINETICS TEXAS ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$2,668,594	$—	$—	$2,668,594
Total Investments	$2,668,594	$—	$—	$2,668,594

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings by Country as of June 30, 2026
(% of Net Assets)
United States	$2,668,594	92.8%
Other Assets in Excess of Liabilities	207,477	7.2
	$2,876,071	100.0%

The accompanying notes are an integral part of these financial statements.

14

Horizon Kinetics ETFs
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)

	Horizon Kinetics Blockchain Development ETF	Horizon Kinetics Energy and Remediation ETF	Horizon Kinetics Inflation Beneficiaries ETF	Horizon Kinetics Japan Owner Operator ETF	Horizon Kinetics Medical ETF
ASSETS:
Investments, at value	$19,786,899	$5,797,219	$1,432,311,390	$22,207,981	$17,673,156
Cash - money market deposit account	1,958,440	234,444	44,933,075	908,983	1,752,681
Dividend tax reclaims receivable	6,857	646	597,488	16,243	17,684
Interest receivable	4,935	161	90,241	2,379	4,010
Dividends receivable	2,441	5,174	924,456	51,471	9,749
Security lending income receivable	49	90	1,210	—	1,055
Foreign currency, at value	—	—	—	2,027	—
Total assets	21,759,621	6,037,734	1,478,857,860	23,189,084	19,458,335
LIABILITIES:
Payable upon return of securities loaned	128,588	208,000	3,976,400	—	368,511
Payable to Adviser	15,300	4,050	1,061,296	16,092	12,771
Payable for investments purchased	—	—	—	2,131	—
Total liabilities	143,888	212,050	5,037,696	18,223	381,282
NET ASSETS	$ 21,615,733	$5,825,684	$1,473,820,164	$23,170,861	$19,077,053
Net Assets Consist of:
Paid-in capital	$19,324,982	$4,270,132	$1,120,342,867	$28,104,874	$9,479,423
Total distributable earnings/ (accumulated losses)	2,290,751	1,555,552	353,477,297	(4,934,013)	9,597,630
Total net assets	$ 21,615,733	$5,825,684	$1,473,820,164	$23,170,861	$19,077,053
Net assets	$21,615,733	$5,825,684	$1,473,820,164	$23,170,861	$19,077,053
Shares issued and outstanding (unlimited shares authorized without par value)	725,000	150,000	29,550,000	1,025,000	519,946
Net asset value per share	$29.81	$38.84	$49.88	$22.61	$36.69
Cost:
Investments, at cost	$17,049,590	$4,331,241	$1,115,008,578	$27,295,985	$8,760,849
Foreign currency, at cost	$—	$—	$—	$2,049	$—
Loaned Securities:
at value (included in investments)	$118,150	$196,080	$3,863,455	$—	$338,568

The accompanying notes are an integral part of these financial statements.

15

Horizon Kinetics ETFs
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)(Continued)

	Horizon Kinetics SPAC Active ETF	Horizon Kinetics Texas ETF
ASSETS:
Investments, at value	$10,072,244	$2,668,594
Cash - money market deposit account	21,028	206,640
Interest receivable	355	589
Dividends receivable	—	2,242
Total assets	10,093,627	2,878,065
LIABILITIES:
Payable to Adviser	7,042	1,994
Total liabilities	7,042	1,994
NET ASSETS	$ 10,086,585	$2,876,071
Net Assets Consist of:
Paid-in capital	$9,903,258	$2,656,507
Total distributable earnings	183,327	219,564
Total net assets	$ 10,086,585	$2,876,071
Net assets	$10,086,585	$2,876,071
Shares issued and outstanding (unlimited shares authorized without par value)	107,484	100,000
Net asset value per share	$93.84	$28.76
Cost:
Investments, at cost	$9,713,109	$2,554,178

The accompanying notes are an integral part of these financial statements.

16

Horizon Kinetics ETFs
STATEMENTS OF OPERATIONS
For the Period Ended June 30, 2026 (Unaudited)

	Horizon Kinetics Blockchain Development ETF	Horizon Kinetics Energy and Remediation ETF	Horizon Kinetics Inflation Beneficiaries ETF	Horizon Kinetics Japan Owner Operator ETF	Horizon Kinetics Medical ETF
INVESTMENT INCOME:
Dividend income	$181,681	$42,109	$12,628,933	$264,451	$181,177
Less: dividend withholding taxes	(11,892)	(1,834)	(662,931)	(28,665)	(15,451)
Less: issuance fees	—	—	—	—	(633)
Interest income	25,504	1,233	893,060	23,944	24,496
Securities lending income	330	414	28,704	—	3,635
Total investment income	195,623	41,922	12,887,766	259,730	193,224
EXPENSES:
Investment advisory fee	90,613	22,676	6,268,750	100,978	78,530
Total expenses	90,613	22,676	6,268,750	100,978	78,530
Net investment income	105,010	19,246	6,619,016	158,752	114,694
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(8,363)	108,642	4,163,621	—	—
In-kind redemptions	—	—	79,782,495	—	903,613
Foreign currency transactions	(181)	(222)	(160,595)	(1,825)	—
Net realized gain (loss)	(8,544)	108,420	83,785,521	(1,825)	903,613
Net change in unrealized appreciation (depreciation) on:
Investments	(400,147)	641,821	66,256,183	(3,142,711)	783,766
Foreign currency translation	(217)	—	(12,203)	(560)	—
Net change in unrealized appreciation (depreciation)	(400,364)	641,821	66,243,980	(3,143,271)	783,766
Net realized and unrealized gain (loss)	(408,908)	750,241	150,029,501	(3,145,096)	1,687,379
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (303,898)	$769,487	$156,648,517	$(2,986,344)	$1,802,073

The accompanying notes are an integral part of these financial statements.

17

Horizon Kinetics ETFs
STATEMENTS OF OPERATIONS
For the Period Ended June 30, 2026 (Unaudited)(Continued)

	Horizon Kinetics SPAC Active ETF	Horizon Kinetics Texas ETF(a)
INVESTMENT INCOME:
Dividend income	$—	$17,604
Interest income	1,638	3,251
Securities lending income	—	2
Total investment income	1,638	20,857
EXPENSES:
Investment advisory fee	41,804	9,857
Total expenses	41,804	9,857
Net investment income/(loss)	(40,166)	11,000
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	325,415	531
In-kind redemptions	—	93,617
Net realized gain (loss)	325,415	94,148
Net change in unrealized appreciation (depreciation) on:
Investments	(50,692)	114,416
Net change in unrealized appreciation (depreciation)	(50,692)	114,416
Net realized and unrealized gain (loss)	274,723	208,564
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 234,557	$219,564

(a)	Inception date of the Fund was January 21, 2026.
The accompanying notes are an integral part of these financial statements.

18

Horizon Kinetics ETFs
STATEMENTS OF CHANGES IN NET ASSETS

	Horizon Kinetics Blockchain Development ETF		Horizon Kinetics Energy and Remediation ETF
	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
OPERATIONS:
Net investment income	$105,010	$140,796	$19,246	$37,434
Net realized gain (loss)	(8,544)	503,505	108,420	(39,155)
Net change in unrealized appreciation (depreciation)	(400,364)	949,554	641,821	356,187
Net increase (decrease) in net assets from operations	(303,898)	1,593,855	769,487	354,466
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	(477,038)	—	(37,425)
Total distributions to shareholders	—	(477,038)	—	(37,425)
CAPITAL TRANSACTIONS:
Creations	3,155,350	5,262,678	983,732	—
Redemptions	—	(773,685)	—	—
Net increase in net assets from capital transactions	3,155,350	4,488,993	983,732	—
Net increase in net assets	2,851,452	5,605,810	1,753,219	317,041
NET ASSETS:
Beginning of the period	18,764,281	13,158,471	4,072,465	3,755,424
End of the period	$ 21,615,733	$18,764,281	$5,825,684	$4,072,465
SHARES TRANSACTIONS
Creations	100,000	175,000	25,000	—
Redemptions	—	(25,000)	—	—
Total increase in shares outstanding	100,000	150,000	25,000	—

The accompanying notes are an integral part of these financial statements.

19

Horizon Kinetics ETFs
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Horizon Kinetics Inflation Beneficiaries ETF		Horizon Kinetics Japan Owner Operator ETF
	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)
OPERATIONS:
Net investment income	$6,619,016	$15,335,290	$158,752	$57,334
Net realized gain (loss)	83,785,521	24,668,024	(1,825)	72,112
Net change in unrealized appreciation (depreciation)	66,243,980	154,640,729	(3,143,271)	(1,945,569)
Net increase (decrease) in net assets from operations	156,648,517	194,644,043	(2,986,344)	(1,816,123)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(6,105,750)	(16,383,364)	—	(60,157)
Total distributions to shareholders	(6,105,750)	(16,383,364)	—	(60,157)
CAPITAL TRANSACTIONS:
Creations	285,388,510	238,502,980	1,208,300	27,461,673
Redemptions	(283,372,177)	(127,532,418)	—	(636,488)
Net increase in net assets from capital transactions	2,016,333	110,970,562	1,208,300	26,825,185
Net increase (decrease) in net assets	152,559,100	289,231,241	(1,778,044)	24,948,905
NET ASSETS:
Beginning of the period	1,321,261,064	1,032,029,823	24,948,905	—
End of the period	$ 1,473,820,164	$1,321,261,064	$23,170,861	$24,948,905
SHARES TRANSACTIONS
Creations	5,500,000	5,750,000	50,000	1,000,000
Redemptions	(5,700,000)	(3,050,000)	—	(25,000)
Total increase (decrease) in shares outstanding	(200,000)	2,700,000	50,000	975,000

(a)	Inception date of the Fund was May 12, 2025.
The accompanying notes are an integral part of these financial statements.

20

Horizon Kinetics ETFs
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Horizon Kinetics Medical ETF		Horizon Kinetics SPAC Active ETF
	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
OPERATIONS:
Net investment income (loss)	$114,694	$256,370	$(40,166)	$(116,232)
Net realized gain	903,613	1,214,332	325,415	1,408,990
Net change in unrealized appreciation (depreciation)	783,766	2,892,111	(50,692)	44,927
Net increase in net assets from operations	1,802,073	4,362,813	234,557	1,337,685
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	(232,994)	—	(1,626,368)
Total distributions to shareholders	—	(232,994)	—	(1,626,368)
CAPITAL TRANSACTIONS:
Creations	—	1,995,935	—	1,002,621
Redemptions	(1,671,077)	(2,764,595)	—	(8,276,365)
Net decrease in net assets from capital transactions	(1,671,077)	(768,660)	—	(7,273,744)
Net increase (decrease) in net assets	130,996	3,361,159	234,557	(7,562,427)
NET ASSETS:
Beginning of the period	18,946,057	15,584,898	9,852,028	17,414,455
End of the period	$ 19,077,053	$ 18,946,057	$ 10,086,585	$9,852,028
SHARES TRANSACTIONS
Creations	—	75,000	—	10,000
Redemptions	(50,000)	(100,000)	—	(80,000)
Total decrease in shares outstanding	(50,000)	(25,000)	—	(70,000)

The accompanying notes are an integral part of these financial statements.

21

Horizon Kinetics ETFs
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

Horizon Kinetics Texas ETF
Period Ended June 30, 2026(a) (Unaudited)
OPERATIONS:
Net investment income	$11,000
Net realized gain	94,148
Net change in unrealized appreciation (depreciation)	114,416
Net increase in net assets from operations	219,564
CAPITAL TRANSACTIONS:
Creations	3,370,645
Redemptions	(714,138)
Net increase in net assets from capital transactions	2,656,507
Net increase in net assets	2,876,071
NET ASSETS:
Beginning of the period	—
End of the period	$ 2,876,071
SHARES TRANSACTIONS
Creations	125,000
Redemptions	(25,000)
Total increase in shares outstanding	100,000

(a)	Inception date of the Fund was January 21, 2026.
The accompanying notes are an integral part of these financial statements.

22

Horizon Kinetics Blockchain Development ETF
Financial Highlights

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31,			Period Ended December 31, 2022(a)
		2025	2024	2023
PER SHARE DATA:
Net asset value, beginning of period	$30.02	$27.70	$24.47	$19.73	$25.23
INVESTMENT OPERATIONS:
Net investment income(b)	0.15	0.25	0.33	0.31	0.08
Net realized and unrealized gain (loss) on investments(c)	(0.36)	2.83	3.35	4.60	(5.51)
Total from investment operations	(0.21)	3.08	3.68	4.91	(5.43)
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.76)	(0.45)	(0.17)	(0.07)
Total distributions	—	(0.76)	(0.45)	(0.17)	(0.07)
Net asset value, end of period	$29.81	$30.02	$27.70	$24.47	$19.73
Total return(d)	−0.69%	11.10%	15.05%	24.86%	−21.50%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$21,616	$18,764	$13,158	$6,729	$1,973
Ratio of expenses to average net assets(e)(f)	0.85%	0.85%	0.85%	0.85%	0.87%
Ratio of tax expenses to average net assets(e)(f)	—%	—%	—%	—%	0.02%
Ratio of expenses to average net assets excluding tax expense(e)(f)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income to average net assets(e)(f)	0.99%	0.83%	1.26%	1.44%	0.90%
Portfolio turnover rate(d)(g)	—%(h)	7%	9%	10%	5%

(a)	Inception date of the Fund was August 1, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Amount represents less than 0.5%.
The accompanying notes are an integral part of these financial statements.

23

Horizon Kinetics Energy and Remediation ETF
Financial Highlights

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31,		Period Ended December 31, 2023(a)
		2025	2024
PER SHARE DATA:
Net asset value, beginning of period	$32.58	$30.04	$25.95	$24.71
INVESTMENT OPERATIONS:
Net investment income(b)	0.14	0.30	0.42	0.39
Net realized and unrealized gain on investments(c)	6.12	2.54	4.12	1.20
Total from investment operations	6.26	2.84	4.54	1.59
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.30)	(0.42)	(0.35)
Return of capital	—	—	(0.03)	—
Total distributions	—	(0.30)	(0.45)	(0.35)
Net asset value, end of period	$38.84	$32.58	$30.04	$25.95
Total return(d)	19.21%	9.43%	17.54%	6.39%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$5,826	$4,072	$3,755	$3,243
Ratio of expenses to average net assets(e)	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets(e)	0.72%	0.97%	1.47%	1.76%
Portfolio turnover rate(d)(f)	6%	7%	—%	2%

(a)	Inception date of the Fund was February 21, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

24

Horizon Kinetics Inflation Beneficiaries ETF
Financial Highlights

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31,				Period Ended December 31, 2021(a)
		2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$44.41	$38.15	$31.53	$31.46	$31.21	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.23	0.53	0.58	0.49	0.53	0.30
Net realized and unrealized gain on investments(c)	5.45	6.29	6.72	0.08	0.24	6.19
Total from investment operations	5.68	6.82	7.30	0.57	0.77	6.49
LESS DISTRIBUTIONS FROM:
Net investment income	(0.21)	(0.56)	(0.68)	(0.50)	(0.52)	(0.27)
Net realized gains	—	—	—	—	—	(0.01)
Total distributions	(0.21)	(0.56)	(0.68)	(0.50)	(0.52)	(0.28)
Net asset value, end of period	$49.88	$44.41	$38.15	$31.53	$31.46	$31.21
Total return(d)	12.78%	17.96%	23.34%	1.86%	2.57%	26.05%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,473,820	$1,321,261	$1,032,030	$673,912	$1,274,223	$868,512
Ratio of expenses to average net assets(e)	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of tax expenses to average net assets(e)	—%	—%(f)	—%	—%	—%	—%
Ratio of net investment income to average net assets(e)	0.90%	1.26%	1.64%	1.56%	1.73%	1.02%
Portfolio turnover rate(d)(g)	7%	14%	17%	10%	9%	—%(f)

(a)	Inception date of the Fund was January 11, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.5%.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

25

Horizon Kinetics Japan Owner Operator ETF
Financial Highlights

	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.59	$24.80
INVESTMENT OPERATIONS:
Net investment income(b)	0.16	0.10
Net realized and unrealized gain (loss) on investments(c)	(3.14)	0.75
Total from investment operations	(2.98)	0.85
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.06)
Total distributions	—	(0.06)
Net asset value, end of period	$22.61	$25.59
Total return(d)	−11.66%	3.43%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$23,171	$24,949
Ratio of expenses to average net assets(e)	0.85%	0.85%
Ratio of net investment income (loss) to average net assets(e)	1.34%	0.55%
Portfolio turnover rate(d)(f)	—%	—%

(a)	Inception date of the Fund was May 12, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

26

Horizon Kinetics Medical ETF
Financial Highlights

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$33.24	$26.20	$28.01	$31.55	$30.78	$28.13
INVESTMENT OPERATIONS:
Net investment income(a)	0.21	0.44	0.33	0.40	0.27	0.25
Net realized and unrealized gain (loss) on investments(b)	3.24	7.01	(1.63)	(2.30)	1.02	2.73
Total from investment operations	3.45	7.45	(1.30)	(1.90)	1.29	2.98
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.41)	(0.46)	(0.40)	(0.36)	(0.26)
Net realized gains	—	—	(0.04)	(1.24)	(0.16)	(0.07)
Return of capital	—	—	(0.01)	—	—	—
Total distributions	—	(0.41)	(0.51)	(1.64)	(0.52)	(0.33)
CAPITAL SHARE TRANSACTIONS:
Redemption fee per share	—	—	—	0.00(c)	0.00(c)	0.00(c)
Net asset value, end of period	$36.69	$33.24	$26.20	$28.01	$31.55	$30.78
Total return(d)	10.37%	28.45%	−4.72%	−6.03%	4.21%	10.59%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$19,077	$18,946	$15,585	$16,666	$19,280	$16,188
Ratio of expenses to average net assets:
Before expense reimbursement(e)(f)(g)	0.85%	0.85%	0.85%	1.08%	2.21%	2.18%
After expense reimbursement(e)(f)(g)	0.85%	0.85%	0.85%	0.85%	1.39%	1.39%
Ratio of net investment income to average net assets(e)	1.24%	1.54%	1.12%	1.29%	0.89%	0.84%
Portfolio turnover rate(d)(h)	—%	—%	—%	15%	3%	1%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)
Expenses waived or reimbursed reflect reductions to total expenses in the Predecessor Fund, See Note 1. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reduction not occurred.

(g)	See Note, 3 Investment Advisory and Other Agreements, for the waiver and expense reimbursement discussion.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

27

Horizon Kinetics SPAC Active ETF
Financial Highlights

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$91.66	$98.12	$96.94	$93.91	$98.92	$100.24
INVESTMENT OPERATIONS:
Net investment income(a)	(0.37)	(0.79)	(0.69)	(0.36)	0.89	(0.15)
Net realized and unrealized gain (loss) on investments(b)	2.55	9.46	4.82	5.92	(4.92)	(1.17)
Total from investment operations	2.18	8.67	4.13	5.56	(4.03)	(1.32)
LESS DISTRIBUTIONS FROM:
Net investment income	—	(14.41)	(2.84)	(2.50)	(0.87)	—
Net realized gains	—	(0.72)	(0.11)	(0.03)	(0.11)	—
Total distributions	—	(15.13)	(2.95)	(2.53)	(0.98)	—
CAPITAL SHARE TRANSACTIONS:
Redemption fee per share	—	—	—	—	0.00(c)	0.00(c)
Net asset value, end of period	$93.84	$91.66	$98.12	$96.94	$93.91	$98.92
Total return(d)	2.38%	8.85%	4.26%	5.92%	−4.07%	−1.32%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$10,087	$9,852	$17,414	$16,235	$7,384	$2,626
Ratio of expenses to average net assets:
Before expense reimbursement(e)(f)(g)	0.85%	0.85%	0.85%	1.05%	2.76%	2.35%
After expense reimbursement(e)(f)(g)	0.85%	0.85%	0.85%	0.79%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets(e)	(0.82)%	(0.77)%	(0.70)%	(0.48)%	0.93%	(0.15)%
Portfolio turnover rate(d)(h)	57%	81%	128%	179%(i)	—%	—%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)
Expenses waived or reimbursed reflect reductions to total expenses in the Predecessor Fund, See Note 1. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reduction not occurred.

(g)	See Note, 3 Investment Advisory and Other Agreements, for the waiver and expense reimbursement discussion.
(h)	Portfolio turnover rate excludes in-kind transactions.
(i)	Excludes purchases in the amount of $2,519,570 and sales in the amount of $5,569,517 due to the Fund’s change in investment strategy, see Note 1.
The accompanying notes are an integral part of these financial statements.

28

HORIZON KINETICS TEXAS ETF
FINANCIAL HIGHLIGHTS

Period Ended June 30, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$25.50
INVESTMENT OPERATIONS:
Net investment income(b)	0.12
Net realized and unrealized gain on investments(c)	3.14
Total from investment operations	3.26
Net asset value, end of period	$28.76
Total return(d)	12.79%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,876
Ratio of expenses to average net assets(e)	0.85%
Ratio of net investment income to average net assets(e)	0.95%
Portfolio turnover rate(d)(f)	1%

(a)	Inception date of the Fund was January 21, 2026.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

29

HORIZON KINETICS ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)
1. ORGANIZATION
Horizon Kinetics Blockchain Development ETF (“BCDF”), Horizon Kinetics Energy and Remediation ETF (“NVIR”), Horizon Kinetics Inflation Beneficiaries ETF (“INFL”), Horizon Kinetics Japan Owner Operator ETF (“JAPN”), Horizon Kinetics Medical ETF (“MEDX”), Horizon Kinetics SPAC Active ETF (“SPAQ”) and Horizon Kinetics Texas ETF (“TEXX”) (each a “Fund” and collectively, the “Funds”) are non-diversified series of Listed Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).
BCDF is an actively managed exchange-traded fund (“ETF”) that seeks long-term growth of capital. The Fund seeks to achieve its investment objective by investing primarily in equity securities that benefit, either directly or indirectly, from the use of blockchain technology in connection with the issuance, facilitation, custody, trading and administration of digital assets, including cryptocurrencies.
NVIR is an actively managed ETF that seeks long-term growth of capital. The Fund seeks to achieve its investment objective by investing primarily in the equity securities of domestic and foreign companies expected to benefit, either directly or indirectly, from the increasing focus on climate change and environmentally sensitive carbon-based energy production. The Fund employs a dual, reality-based mandate: (1) companies that produce carbon-based energy positioned to benefit from long-term global demand growth and developing structural supply insufficiency, and (2) remediation companies with existing and/or developing technologies that can alleviate the negative environmental impacts derived from the production and consumption of hydrocarbons.
INFL is an actively managed ETF that seeks long-term growth of capital in real (inflation- adjusted) terms. The Fund seeks to achieve its investment objective by investing primarily in the equity securities of domestic and foreign companies that are expected to benefit, either directly or indirectly, from rising prices (inflation).
JAPN is an actively managed ETF that seeks long-term capital growth by investing primarily in Japanese companies that are operated by individuals that have significant ownership in the company.
MEDX is an actively managed ETF that seeks long-term growth of capital. The Fund will invest primarily in patented first line pharmaceuticals and biologics as these products tend to have high profit margins and significant barriers to entry. The Fund employs a long-term perspective, seeking to capture returns of both intrinsic valuation realization and scientific discovery.
SPAQ is an actively managed ETF that seeks to generate realized capital gains in excess of short-term interest rates on a risk adjusted basis that pursues its investment objective primarily by investing, under normal circumstances, in special purpose acquisition companies (“SPACs”) that Ryan Heritage, LLP, the Fund’s investment sub-adviser (the “Sub-Adviser”), believes will generate net realized capital gains in excess of the income derived from bank certificates of deposit with similar maturities.
TEXX is an actively managed ETF that seeks long-term capital growth by investing primarily in equity securities of Texas companies.
MEDX and SPAQ are the successors in interest to the Kinetics Medical Fund (the “Medical Fund”) and Kinetics Alternative Income Fund (the “Alternative Income Fund”), respectively, each a series of Kinetics Mutual Funds, Inc., (the “Predecessor Funds”) pursuant to a tax-free reorganization that took place at 7:01 p.m. Eastern Time on January 27, 2023. MEDX is the accounting and performance information successor of the Kinetics Medical Fund. SPAQ is the accounting information successor of the Kinetics Alternative Income Fund, but it has a different investment objective and strategy. Costs incurred by the Funds in connection with the reorganization were paid by Horizon Kinetics Asset Management LLC (“Horizon Kinetics” or “Adviser”), the Funds’ Investment Adviser.
TEXX commenced operations on January 21, 2026. Costs incurred in connection with the organization, registration and the initial public offering of shares were paid by the Adviser.

30

HORIZON KINETICS ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
2. SIGNIFICANT ACCOUNTING POLICIES
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services − Investment Companies. Each Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.
Accounting Pronouncements. In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 is intended to provide transparency and enhanced details for taxes paid and is designed to help investors better understand an entity’s exposure to taxes by type and jurisdiction. Management has evaluated the impact of adopting ASU 2023-09 with respect to the financial statements and disclosures and determined there is no material impact for the Funds.
Use of Estimates − The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.
Share Transactions − The net asset value (“NAV”) per share of each Fund will be equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.
Fair Value Measurement − In calculating the NAV, each Fund’s exchange-traded equity securities, including ETFs, will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices may be used.
Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price.
The valuation of each Funds’ investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. The Board of Trustees of the Trust (the “Board” or the “Trustees”) has designated a fair valuation committee at the Adviser as the valuation designee of the Funds. In its capacity as valuation designee, the Adviser has adopted procedures and methodologies to fair value the Funds’ investments whose market prices are not “readily available” or are deemed to be unreliable. The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.
Cash and money market deposit accounts may be swept into various interest bearing overnight demand deposits and is classified as a cash equivalent on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed the Federal Deposit Insurance Corporation (FDIC) limit of $250,000. Amounts swept overnight are available on the next business day.
Rights and warrants are valued at the last reported sale price at the time the Funds calculate their NAV on the exchange on which they are principally traded.
An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value.

31

HORIZON KINETICS ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern Time.
FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following hierarchy:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). See the Schedules of Investments for a summary of the valuations as of June 30, 2026, for each Fund based upon the three levels described above.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith by the valuation committee at the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Security Transactions − Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.
The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the

32

HORIZON KINETICS ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the values of assets and liabilities, other than investments in securities at year end, resulting from changes in exchange rates.
Investment Income − Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. Withholding taxes on foreign dividends, a portion of which may be reclaimable, has been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Dividend withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. Discounts/premiums on debt securities are accreted/amortized over the life of the respective securities using the effective interest method. Dividends and distributions which exceed earnings and profits for tax purposes are reported as a tax return of capital and are classified as a reduction of cost of investments.
Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions − The Funds are treated as a separate entity for Federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, each Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, each Fund will not be subject to Federal income tax.
Distributions to shareholders are recorded on the ex-dividend date. The Funds generally pay out dividends from net investment income, if any, at least annually, and distribute their net capital gains, if any, to shareholders at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification.
Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of June 30, 2026, the Funds had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. The Funds recognized no interest or penalties related to uncertain tax benefits in the 2026 fiscal year. At June 30, 2026, the tax periods from previous three fiscal years (or commencement of operations, if shorter) remained open to examination in the Funds’ major tax jurisdictions.
Indemnification − In the normal course of business, the Funds expects to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

33

HORIZON KINETICS ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
3. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Investment Advisory Agreement − The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act (the “Independent Trustees”).
Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds, and Horizon Kinetics, each Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.85% of the Fund’s average daily net assets. Horizon Kinetics has agreed to pay all expenses of the Funds except the fee paid to Horizon Kinetics under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any).
The Adviser previously agreed to waive management fees and reimburse Predecessor Medical Fund (Successor is MEDX) expenses so that Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursements do not exceed 1.39%, excluding acquired fund fees and expenses (“AFFE”). The Adviser previously agreed to waive management fees and reimburse Predecessor Alternative Income Fund (Successor is SPAQ) expenses so that Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursements do not exceed 0.95%, excluding AFFE. These Predecessor Fund waivers and reimbursements terminated upon the closing of the reorganization.
The Sub-Adviser, a Delaware limited liability company, serves as the sub-adviser to SPAQ. Pursuant to a Sub-Advisory Agreement between the Adviser and the Sub-Adviser (the “Sub-Advisory Agreement”), the Sub-Adviser is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board, including the independent Trustees. For its services, the Sub-Adviser is entitled to a sub-advisory fee paid by the Adviser, at an annual rate of 0.425% of the average daily net assets of the SPAQ ETF.
Distribution Agreement and 12b-1 Plan − Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Group) (the “Distributor”), serves as the Fund’s distributor pursuant to a Distribution Services Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.
The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.
Administrator, Accountant, Custodian and Transfer Agent − U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accountant of the Funds pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays each Fund’s administrative, accounting, custody and transfer agency fees.
All officers of the Trust are affiliated with the Administrator and the Custodian.
4. CREATION AND REDEMPTION TRANSACTIONS
Shares of the Funds are listed and traded on the NYSE Arca, Inc. except for JAPN, MEDX, SPAQ and TEXX, which are listed on The Nasdaq Stock Market, LLC, (each an “Exchange” and collectively the “Exchanges”). Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount,

34

HORIZON KINETICS ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
unless determined otherwise at the discretion of the Adviser. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of each Fund will be equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.
Creation Unit Transaction Fee − Authorized Participants may be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable business day. The Creation Unit Transaction Fee charged by each Fund for each creation order is $300.
An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (1) creations effected outside the Clearing Process and (2) creations made in an all cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Funds are displayed in the Capital Share Transactions section on the Statements of Changes in Net Assets.
Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
A Creation Unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Funds will be issued to such authorized participant notwithstanding the fact that the Funds’ deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Funds or its agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Fund for losses, if any.
5. FEDERAL INCOME TAX
The tax character of distributions paid was as follows:

For the Period Ended June 30, 2026	Ordinary Income(1)	Long-Term Capital Gains	Return of Capital
BCDF	$—	$—	$—
NVIR	—	—	—
INFL	6,105,750	—	—
JAPN	—	—	—
MEDX	—	—	—
SPAQ	—	—	—
TEXX(2)	—	—	—

35

HORIZON KINETICS ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)

For the Fiscal Year Ended December 31, 2025	Ordinary Income(1)	Long-Term Capital Gains	Return of Capital
BCDF	$477,038	$—	$—
NVIR	37,425	—	—
INFL	16,383,364	—	—
MEDX	232,994	—	—
SPAQ	1,593,346	33,022	—
JAPN(3)	60,157	—	—

(1)	Ordinary income may include short-term capital gains.
(2)	Commenced operations on January 21, 2026.
(3)	Commenced operations on May 12, 2025.
At December 31, 2025, the Funds’ fiscal year end, the components of distributable earnings (accumulated losses) and the cost of investments on a tax basis, including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year for the Funds were as follows:

	BCDF	NVIR	INFL	JAPN	MEDX	SPAQ
Federal Tax Cost of Investments	$15,306,093	$3,183,298	$1,026,044,962	$25,286,542	$9,499,589	$9,767,406
Gross Tax Unrealized Appreciation	$4,342,604	$1,045,163	$307,674,549	$1,236,090	$9,399,267	$420,529
Gross Tax Unrealized Depreciation	(1,884,743)	(218,394)	(58,810,704)	(3,206,517)	(1,378,382)	(431,232)
Net Tax Unrealized Appreciation	2,457,861	826,769	248,863,845	(1,970,427)	8,020,885	(10,703)
Undistributed Ordinary Income	277,820	—	—	22,758	23,560	—
Other Accumulated Gain (Loss)	(141,032)	(40,704)	(45,929,315)	—	(248,888)	(40,527)
Total Distributable Earnings/ (Accumulated Losses)	$2,594,649	$786,065	$202,934,530	$(1,947,669)	$7,795,557	$(51,230)

The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to wash sales, passive foreign investment company adjustments, partnership adjustments, and grantor trust adjustments.
Under current tax law, net capital losses realized after October 31 and net ordinary losses incurred after December 31 may be deferred and treated as occurring on the first day of the following fiscal year. The Funds’ carryforward losses, post-October losses and late year losses are determined only at the end of each fiscal year.
At December 31, 2025, the Funds’ fiscal year end, the Funds deferred the following post-October losses and late-year ordinary losses:

	Post-October Losses Deferred	Late Year Losses Deferred
Horizon Kinetics Blockchain Development ETF	$—	$—
Horizon Kinetics Energy and Remediation ETF	—	83
Horizon Kinetics Inflation Beneficiaries ETF	—	—
Horizon Kinetics Japan Owner Operator ETF	—	—
Horizon Kinetics Medical ETF	—	—
Horizon Kinetics SPAC Active ETF	14,051	26,476

36

HORIZON KINETICS ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
At December 31, 2025, the Funds had the following capital loss carryforwards:

	Indefinite Short-Term Capital Loss Carryover	Indefinite Long-Term Capital Loss Carryover	Capital Loss Carryover Utilized
Horizon Kinetics Blockchain Development ETF	$(141,032)	$—	$279,055
Horizon Kinetics Energy and Remediation ETF	(4,063)	(36,558)	—
Horizon Kinetics Inflation Beneficiaries ETF	(650,246)	(45,279,069)	—
Horizon Kinetics Japan Owner Operator ETF	—	—	—
Horizon Kinetics Medical ETF	—	(248,888)	—
Horizon Kinetics SPAC Active ETF	—	—	—

6. INVESTMENT TRANSACTIONS
During the period ended June 30, 2026, the Funds realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from total distributable earnings (accumulated losses) to paid in-capital. The amount of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statements of Operations is as follows:

	Realized Gains	Realized Losses
Horizon Kinetics Blockchain Development ETF	$—	$—
Horizon Kinetics Energy and Remediation ETF	—	—
Horizon Kinetics Inflation Beneficiaries ETF	82,809,502	(3,027,006.12)
Horizon Kinetics Japan Owner Operator ETF	—	—
Horizon Kinetics Medical ETF	991,994	(88,380)
Horizon Kinetics SPAC Active ETF	—	—
Horizon Kinetics Texas ETF	96,264	(2,647)

Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the period ended June 30, 2026, were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
Horizon Kinetics Blockchain Development ETF	$14,470	$94,789	$2,511,934	$—
Horizon Kinetics Energy and Remediation ETF	356,409	289,731	970,162	—
Horizon Kinetics Inflation Beneficiaries ETF	110,419,161	106,817,684	213,731,611	209,633,871
Horizon Kinetics Japan Owner Operator ETF	930,852	—	1,103,449	—
Horizon Kinetics Medical ETF	—	—	—	1,534,698
Horizon Kinetics SPAC Active ETF	5,632,380	5,591,562	—	—
Horizon Kinetics Texas ETF	62,339	19,577	3,079,589	655,754

7. SECURITIES LENDING
The Funds may lend domestic and foreign securities in its portfolio to approved brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program, which is administered by the Custodian. The securities lending agreement requires that loans are initially collateralized in an amount equal to at least 105% of the then current market value of any loaned securities that are foreign securities, or 102% of the then current market value of any other loaned securities. The custodian performs on a daily basis marking to market loaned securities and collateral. Each borrower is required, if necessary, to deliver additional collateral so that the total collateral held in the account for all loans of the Funds to the borrower will equal at least 100% of the market value of the loaned securities. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines allow the cash collateral to be invested in readily marketable, high quality, short-term obligations issued or guaranteed by the United States Government; however, such investments are subject to risk of

37

HORIZON KINETICS ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
payment delays, declines in the value of collateral provided, default on the part of the issuer or counterparty, or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent. Additionally, the Funds are subject to the risk of loss from investments that it makes with the cash received as collateral. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third-party borrowers that provide the Fund, in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.
The collateral invested in the Funds, if any, is reflected in each Fund’s Schedule of Investments and is included in the Statements of Assets and Liabilities in the line item labelled “Cash – money market deposit account.” A liability of equal value to the cash collateral received and subsequently invested in the Funds is included on the Statements of Assets and Liabilities as “Payable upon return of collateral on securities loaned.” During the period ended June 30, 2026, the Funds loaned securities and received cash collateral for the loans, which was invested in the U.S. Bank Money Market Deposit Account. The Funds receive compensation in the form of loan fees owed by borrowers and income earned on collateral investments and pays a fee to the Custodian for administering the securities lending program. The net amount of interest earned, after the interest rebate and the allocation to the Custodian, is included in the Statements of Operations as “Securities lending income, net.” The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period.
As of June 30, 2026, the value of the securities on loan and payable for collateral due to broker were as follows:
Value of Securities on Loan and Collateral Received

	Values of Securities on Loan	Fund Collateral Received*
Horizon Kinetics Blockchain Development ETF	$118,150	$128,588
Horizon Kinetics Energy and Remediation ETF	196,080	208,000
Horizon Kinetics Inflation Beneficiaries ETF	3,863,455	3,976,400
Horizon Kinetics Medical ETF	338,568	368,511

*	The cash collateral received was invested in the U.S. Bank Money Market Deposit Account, with an overnight and continuous maturity, as shown on the Statements of Assets and Liabilities.
8. PRINCIPAL RISKS
As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to the principal risks, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.
A complete description of principal risks is included in the prospectus under the heading “Principal Investment Risks”.
9. OPERATING SEGMENTS
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Portfolio Managers, who serve as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
10. SUBSEQUENT EVENTS
In preparing these financial statements, management of the Funds has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

38

HORIZON KINETICS TEXAS ETF
BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT (Unaudited)
At meetings held on December 2, 2025 (the “Pre-Meeting”) and December 10-11, 2025 (the “Regular Meeting” and together with the Pre-Meeting, the “Meetings”), the Board of Trustees (the “Board”) of Listed Funds Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of an advisory agreement (the “Agreement”) between Horizon Kinetics Asset Management LLC (the “Adviser”) and the Trust, on behalf of the Horizon Kinetics Texas ETF (the “Fund”).
Pursuant to Section 15 of the 1940 Act, the Agreement must be approved by: (i) the vote of the Board or shareholders of the Fund; and (ii) the vote of a majority of the Independent Trustees, cast at a meeting called for the purpose of voting on such approval. As discussed in greater detail below, in preparation for the Meetings, the Board requested from, and reviewed responsive information provided by, the Adviser.
In addition to the written materials provided to the Board in advance of the Meetings, during the Regular Meeting representatives from the Adviser provided the Board with an overview of its advisory business, including its investment personnel, financial resources, experience, investment processes, and compliance program, including a discussion about the mitigation of potential conflicts of interest related to potential Fund investments. The representatives discussed the services to be provided to the Fund by the Adviser, as well as the rationale for launching the Fund, the Fund’s proposed fees, and information with respect to the Fund’s strategy and certain operational aspects of the Fund. The Board considered the materials it received in advance of the Meetings, including a memorandum from legal counsel to the Trust regarding the responsibilities of the Board in considering the approval of the Agreement under the 1940 Act and information conveyed during the Adviser’s oral presentation. The Board also considered the information it received throughout the year about the Adviser. The Board deliberated on the approval of the Agreement in light of this information. Throughout the process, the Board was afforded the opportunity to ask questions of, and request additional materials from, the Adviser. The Independent Trustees also met in executive session with counsel to the Trust to further discuss the proposed advisory arrangement and the Independent Trustees’ responsibilities relating thereto.
At the Regular Meeting, the Board, including a majority of the Independent Trustees, evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser; (ii) the Fund’s anticipated expenses; (iii) the cost of the services to be provided and anticipated profits to be realized by the Adviser from the relationship with the Fund; (iv) comparative fee and expense data for the Fund and other investment companies with similar investment objectives and strategies; (v) the extent to which the management fee for the Fund reflects economies of scale to be shared with its shareholders; (vi) any benefits to be derived by the Adviser from the relationship with the Fund, including any fall-out benefits enjoyed by the Adviser; and (vii) other factors the Board deemed relevant. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the advisory arrangements and approval of the Agreement. In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors.
Nature, Extent, and Quality of Services to be Provided. The Board considered the scope of services to be provided under the Agreement, noting that the Adviser will be providing a continuous investment program for the Fund, including arranging for, or implementing, the purchase and sale of portfolio securities. The Trustees reviewed the extensive responsibilities that the Adviser will have as investment adviser to the Fund, including the oversight of the activities and operations of the other service providers, oversight of general fund compliance with federal and state laws and related policies and procedures, and the implementation of Board directives as they relate to the Fund. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure, as well as the Trust’s Chief Compliance Officer’s assessment of the Adviser’s compliance infrastructure. The Board noted that it had received a copy of the Adviser’s registration on Form ADV, as well as the response of the Adviser to a detailed series of questions which requested, among other information, information about the background and experience of the firm’s key personnel, the firm’s cybersecurity policy, and the services provided by the Adviser. The Board also considered the Adviser’s operational capabilities and resources and its experience in managing investment portfolios. The Board also noted its familiarity with the Adviser in its management of other series within the Trust.

39

HORIZON KINETICS TEXAS ETF
BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT (Unaudited)(Continued)
Fund Expenses and Performance. Because the Fund had not yet commenced operations, the Board noted that there were no historical performance records to consider. The Board considered that the Fund’s management fee consists entirely of the “unitary fee” described below. The Board reviewed the proposed management fee for the Fund compared to a group of ETFs selected by Barrington Partners as most comparable to the Fund (the “Peer Group”). Additionally, the Board compared the Fund’s management fee with funds identified by the Adviser to be the Fund’s most direct competitors (the “Selected Peer Group”).
The Board noted that the management fee was higher than the average and median of its Peer Group and its Selected Peer Group. The Board considered the Adviser’s discussion of the characteristics that set the Fund apart from its peers to warrant higher management fees and agreed to monitor whether the Fund’s management fee continues to remain appropriate in light of performance and the manner in which its investment strategy is implemented following its commencement of operations and the markets’ reception of the Fund.
Cost of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Adviser, the proposed management fee for the Fund, and the estimated profitability projected by the Adviser, including the methodology underlying such projection. With respect to the Fund, the Board took into consideration that the Fund would pay the Adviser a “unitary fee,” meaning the Fund would pay no expenses except for the fee paid to the Adviser pursuant to the Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Adviser would be responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund. Based on the projected profitability information presented and the comparability of the Fund’s proposed fees and expenses to those of its peer funds, the Board concluded that the Adviser’s anticipated profitability appears reasonable at this time.
Economies of Scale. The Board expressed the view that the Adviser might realize economies of scale in managing the Fund as assets grow in size. However, the Board determined that, based on the amount and structure of the Fund’s unitary fee, any such economies of scale would be shared with the Fund’s shareholders. In the event there were to be significant asset growth in the Fund, the Board determined to reassess whether the management fee appropriately took into account any economies of scale that had been realized as a result of that growth.
Conclusion. No single factor was determinative of the Board’s decision to approve the Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the terms of the Agreement, including the compensation payable thereunder, were fair and reasonable with respect to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Agreement for an initial term of two years was in the best interests of the Fund and its shareholders.

40

HORIZON KINETICS ETFs
ADDITIONAL INFORMATION
June 30, 2026 (Unaudited)
THE BELOW INFORMATION IS REQUIRED DISCLOSURE FROM FORM N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
Not applicable.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
The Adviser has agreed to pay all operating expenses of the Funds pursuant to the terms of the Investment Advisory Agreement, subject to certain exclusions provided therein. As a result, the Adviser is responsible for compensating the Independent Trustees. Further information related to Trustee and Officer compensation for the Trust can be obtained from the most recent Statement of Additional Information.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Refer to the Board Consideration and Approval of Continuation of Advisory Agreements & Sub-Advisory Agreements in December 31, 2025, Annual Financial Statements and Additional Information. Refer to the Board Consideration and Approval of Advisory Agreement in June 30, 2026, Semi-Annual Financial Statements and Additional Information for the Horizon Kinetics Texas ETF.
QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the fiscal year ended December 31, 2025, certain dividends paid by the Fund may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Horizon Kinetics Blockchain Development ETF	30.30%
Horizon Kinetics Energy and Remediation ETF	100.00%
Horizon Kinetics Inflation Beneficiaries ETF	100.00%
Horizon Kinetics Medical ETF	100.00%
Horizon Kinetics SPAC Active ETF	0.00%
Horizon Kinetics Japan Owner Operator ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2025, was as follows:

Horizon Kinetics Blockchain Development ETF	14.31%
Horizon Kinetics Energy and Remediation ETF	100.00%
Horizon Kinetics Inflation Beneficiaries ETF	68.05%
Horizon Kinetics Medical ETF	90.53%
Horizon Kinetics SPAC Active ETF	0.00%
Horizon Kinetics Japan Owner Operator ETF	0.00%

The Percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was as follows:

Horizon Kinetics Blockchain Development ETF	0.00%
Horizon Kinetics Energy and Remediation ETF	0.00%
Horizon Kinetics Inflation Beneficiaries ETF	0.00%
Horizon Kinetics Medical ETF	0.00%
Horizon Kinetics SPAC Active ETF	2.79%
Horizon Kinetics Japan Owner Operator ETF	0.00%

41

HORIZON KINETICS ETFs
ADDITIONAL INFORMATION
June 30, 2026 (Unaudited)(Continued)
For the fiscal year ended December 31, 2025, Horizon Kinetics Japan Owner Operator ETF earned foreign source income and paid foreign taxes, which the Fund intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code:

	Foreign Source Income Earned	Foreign Taxes Paid
Horizon Kinetics Japan Owner Operator ETF	$133,215	$13,927

42

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All Fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund's Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a)under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Kacie G. Briody
Kacie G. Briody, President/Principal Executive Officer

Date	08/28/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kacie G. Briody
Kacie G. Briody, President/Principal Executive Officer

Date	08/28/26

By (Signature and Title)*	/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	08/28/26

* Print the name and title of each signing officer under his or her signature.